PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Summary of prepaid expenses and other current assets

	June 30,	December 31,
	2022	2021
Upfront research payments	$845,387	$554,878
Goods and services tax receivable	56,421	48,690
Insurance	14,725	32,853
Dues and subscriptions	25,791	—
Consultants	56,910	69,915
License fee	33,944	19,754
Deposits	13,605	6,839
Deferred financing costs	176,904	—
Miscellaneous	1,514	4,387
Total prepaid expenses and other current assets	$1,225,201	$737,316

	December 31,
	2021	2020
Upfront research payments	$554,878	$30,714
Goods and services tax receivable	48,690	30,286
Insurance	32,853	27,335
Dues and subscriptions	—	16,863
Consultants	69,915	13,929
License fee	19,754	—
Deposits	6,839	7,818
Miscellaneous	4,387	6,077
Total prepaid expenses and other current assets	$737,316	$133,022